Benefit Plans, Accumulated Benefit Obligation in Excess of Plan Assets (Details) - Pension Benefits [Member] - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
U.S. Plans [Member]
Accumulated Benefit Obligation in Excess of Plan Assets [Abstract]
Projected benefit obligations	$ 1.0	$ 1.0
Accumulated benefit obligation	1.0	1.0
Fair value of plan assets	0.0	0.0
Accumulated benefit obligation	59.8	57.4
Non-U.S. Plans [Member]
Accumulated Benefit Obligation in Excess of Plan Assets [Abstract]
Projected benefit obligations	330.1	291.7
Accumulated benefit obligation	325.3	288.1
Fair value of plan assets	235.3	201.2
Accumulated benefit obligation	$ 339.1	$ 299.1